Equity Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Equity Based Compensation
12.	Equity Based Compensation

The Company accounts for equity grants to employees (Class B units and Class C units, the “Units,” of Parent) as equity based compensation under ASC 718, Compensation-Stock Compensation. The Units contain vesting provisions as defined in the agreement. Vested units do not forfeit upon termination and represent a residual interest in Parent. Equity based compensation cost is measured at the grant date fair value and is recognized on a straight-line basis over the requisite service period, including those units with graded vesting with a corresponding credit to additional paid-in capital as a capital contribution from Parent. However, the amount of equity based compensation at any date is equal to the portion of the grant date value of the award that is vested.

The Units issued to employees are measured at fair value on the grant date using an option pricing model. The Company utilizes the estimated weighted average of the Company’s expected fund life dependent on various exit scenarios to estimate the expected term of the awards. Expected volatility is based on the average of historical and implied volatility of a set of comparable companies, adjusted for size and leverage. The risk-free rates are based on the yields of U.S. Treasury instruments with comparable terms. Actual results may vary depending on the assumptions applied within the model.

On November 19, 2019 and May 19, 2020, Parent issued 22,326,653 and 4,344,941, respectively, Class B units to certain employees of the Company. On March 28, 2020, Parent issued 1,000 Class C units to a member of the board of directors of Array Technologies, Inc.

For the nine months ended September 30, 2020, the Company recognized $3.3 million in equity based compensation. At September 30, 2020, the Company had $7.5 million of unrecognized compensation costs related to Class B units which is expected to be recognized over a period of 3.25 years. There were no forfeitures during 2020.

13.	Equity Based Compensation

The Company accounts for equity grants to employees (Class B units of Parent) as equity based compensation under ASC 718, Compensation-Stock Compensation. The Class B units contain vesting provisions as defined in the agreement. Vested units do not forfeit upon termination and represent a residual interest in Parent. Equity based compensation cost is measured at the grant date fair value and is recognized on a straight-line basis over the requisite service period, including those units with graded vesting with a corresponding credit to additional paid-in capital as a capital contribution from Parent. However, the amount of equity based compensation at any date is equal to the portion of the grant date value of the award that is vested.

The Class B units issued to employees are measured at fair value on the grant date using an option pricing model. The Company utilizes the estimated weighted average of the Company’s expected fund life dependent on various exit scenarios to estimate the expected term of the awards. Expected volatility is based on the average of historical and implied volatility of a set of comparable companies, adjusted for size and leverage. The risk-free rates are based on the yields of U.S. Treasury instruments with comparable terms. Actual results may vary depending on the assumptions applied within the model.

On November 19, 2019, Parent issued 22,326,653 Class B units to certain employees of the Company. For the year ended December 31, 2019, the Company recognized $0.8 million in equity based compensation. At December 31, 2019, the Company had $8.2 million of unrecognized compensation costs related to Class B units which is expected to be recognized over a weighted average period of 3.25 years. There were no forfeitures during 2019.